Revenues (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Other revenue	R$ 54,962	R$ 6,528	R$ 2,610
Brazil [Member]
IfrsStatementLineItems [Line Items]
Other revenue	237,004	186,279	96,929
Latin America Other Than America [Member]
IfrsStatementLineItems [Line Items]
Other revenue	24,762	16,984	13,819
United States Of America [Member]
IfrsStatementLineItems [Line Items]
Other revenue	328	8,396	12,705
Total [Member]
IfrsStatementLineItems [Line Items]
Other revenue	R$ 262,094	R$ 211,659	R$ 123,453